24. POST-EMPLOYMENT OBLIGATIONS (Details 7)	12 Months Ended
Dec. 31, 2020
Pension plans and retirement supplement plans - Plan A [member]
Disclosure of defined benefit plans [line items]
Average periods of maturity of the obligations under the benefit plans	11 years 6 months 29 days
Pension plans and retirement supplement plans - Plan B [member]
Disclosure of defined benefit plans [line items]
Average periods of maturity of the obligations under the benefit plans	12 years 9 months 22 days
Health plan [member]
Disclosure of defined benefit plans [line items]
Average periods of maturity of the obligations under the benefit plans	13 years 9 months 18 days
Dental plan [member]
Disclosure of defined benefit plans [line items]
Average periods of maturity of the obligations under the benefit plans	15 years 1 month 6 days
Life insurance plan [member]
Disclosure of defined benefit plans [line items]
Average periods of maturity of the obligations under the benefit plans	18 years 7 months 28 days